Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Impact Shares YWCA Women's Empowerment ETF
Shareholder Report [Line Items]
Fund Name	Impact Shares Women's Empowerment ETF
Class Name	Impact Shares Women's Empowerment ETF
Trading Symbol	WOMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Shares Women's Empowerment ETF (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares Women's Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-7733
Additional Information Website	www.impactetfs.org
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares Women's Empowerment ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what aﬀected its performance?

During the reporting period, the Fund generated a total return of 11.46% (NAV) and 11.40% (Market). This compares to the 11.89% total return of the Morningstar Women’s Empowerment Index, 15.66% total return of the Russell 1000 Total Return Index, and 15.39% for the Morningstar US Large-Mid Cap Index for the same period.

From a sector perspective, based on performance attribution to the overall portfolio relative to the S&P 500, Communication Services and Financials were the leading contributors, while Information Technology and Health Care were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the S&P 500, leading contributors included Meta Platforms Inc, International Business Machines Corp, and Cisco Systems Inc. Conversely, the leading detractors included Adobe Inc, Apple Inc, and UnitedHealth Group Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	One Year	Five Years	Since Inception
Impact Shares Women's Empowerment ETF - at NAV	11.46%	16.40%	14.34%
Russell 1000 Index (USD)	15.66%	16.30%	13.56%
Morningstar Women's Empowerment Index	11.89%	14.71%	12.95%
Morningstar US Large-Mid Cap Index	15.39%	16.30%	13.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.impactetfs.org for more recent performance information.
Net Assets	$ 62,451,000
Holdings Count | Holdings	202
Advisory Fees Paid, Amount	$ 461,535
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$62,451
Number of Holdings	202
Total Advisory Fee	$461,535
Annual Portfolio Turnover	21%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(Percentage of Net Assets)
Meta Platforms, Inc.	5.3
Apple, Inc.	5.0
Amazon.com, Inc.	5.0
Visa, Inc.	2.9
McDonald's Corp.	2.5
Mastercard, Inc.	2.2
Exxon Mobile Corp.	2.2
Verizon Communications, Inc.	2.1
Cisco Systems, Inc.	2.0
International Business Machine Corp.	2.0

Impact Shares NAACP Minority Empowerment ETF
Shareholder Report [Line Items]
Fund Name	Impact Shares NAACP Minority Empowerment ETF
Class Name	Impact Shares NAACP Minority Empowerment ETF
Trading Symbol	NACP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares NAACP Minority Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-7733
Additional Information Website	www.impactetfs.org
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what aﬀected its performance?

During the reporting period, the Fund generated a total return of 14.04% (NAV) and 13.97% (Market). This compares to the 12.35% total return of the Morningstar Minority Empowerment Index, 15.66% total return of the Russell 1000 Total Return Index, and 15.39% for the Morningstar US Large-Mid Cap Index for the same period.

From a sector perspective, based on performance attribution to the overall portfolio relative to the S&P 500, Consumer Discretionary and Financials were the leading contributors, while Information Technology and Communication Services were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the S&P 500, leading contributors included International Business Machines Corp, Tesla Inc, and Meta Platforms Inc. Conversely, the leading detractors included Qualcomm Inc, Apple Inc, and Alphabet Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

	One Year	Five Years	Since Inception
Impact Shares NAACP Minority Empowerment ETF - at NAV	14.04%	16.73%	14.27%
Russell 1000 Index (USD)	15.66%	16.30%	13.62%
Morningstar Minority Empowerment Index	12.35%	14.44%	11.59%
Morningstar US Large-Mid Cap Index	15.39%	16.30%	13.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.impactetfs.org for more recent performance information.
Net Assets	$ 55,719,000
Holdings Count | Holdings	201
Advisory Fees Paid, Amount	$ 260,704
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$55,719
Number of Holdings	201
Total Advisory Fee	$260,704
Annual Portfolio Turnover	24%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(Percentage of Net Assets)
NVIDIA Corp.	5.3
Microsoft Corp.	5.1
Amazon.com, Inc.	4.9
Apple, Inc.	4.8
International Business Machines Corp.	4.5
Meta Platforms, Inc.	4.1
Tesla, Inc.	3.8
Uber Technologies, Inc.	3.3
Accenture PLC	3.2
QUALCOMM, Inc.	2.8